[TEXT]				UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea de Chiara
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea de Chiara	Radnor, PA		October 20, 1999

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$692,717

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      221     8866 SH       SOLE                                       8866
                                                               397    15900 SH       OTHER                                     15900
AMERICAN INTL                  COM              026874107    24712   284249 SH       SOLE                    64045            220205
                                                              7117    81869 SH       OTHER                                     81869
AUTOMATIC DATA                 COM              053015103    26369   590896 SH       SOLE                   120930            469966
                                                             10667   239032 SH       OTHER                                    239032
BANK OF NY                     COM              064057102    35339  1056856 SH       SOLE                   203890            852966
                                                             22533   673882 SH       OTHER                                    673882
CINTAS CORP                    COM              172908105    22228   384484 SH       SOLE                    76475            308009
                                                              6956   120321 SH       OTHER                                    120321
COCA COLA                      COM              191216100    11046   228931 SH       SOLE                    42440            186491
                                                              3764    78006 SH       OTHER                                     78006
COLGATE                        COM              194162103    20452   447047 SH       SOLE                    99090            347957
                                                              6677   145952 SH       OTHER                                    145952
CVS CORP COM                   COM              126650100    16966   415695 SH       SOLE                    86025            329670
                                                              3538    86685 SH       OTHER                                     86685
DISNEY, WALT                   COM              254687106       49     1900 SH       SOLE                                       1900
                                                               348    13400 SH       OTHER                                     13400
EMC CORP                       COM              268648102    25684   359848 SH       SOLE                    78300            281548
                                                              7381   103415 SH       OTHER                                    103415
FASTENAL CO COM                COM              311900104    20074   425970 SH       SOLE                    88185            337785
                                                              5074   107662 SH       OTHER                                    107662
GARTNER GROUP CLASS A          COM              366651107      310    19400 SH       OTHER                                     19400
GENERAL ELECTRIC               COM              369604103    14153   119373 SH       SOLE                    22080             97293
                                                              7475    63050 SH       OTHER                                     63050
GILLETTE                       COM              375766102    13586   400322 SH       SOLE                    86490            313832
                                                              5144   151565 SH       OTHER                                    151565
HARLEY DAVIDSON                COM              412822108    23923   477855 SH       SOLE                   101790            376065
                                                              5887   117600 SH       OTHER                                    117600
IMS HEALTH INC.                COM              449934108    13157   576724 SH       SOLE                   116880            459844
                                                              4052   177600 SH       OTHER                                    177600
INTEL CORP.                    COM              458140100    42696   574542 SH       SOLE                   117255            457287
                                                             19731   265510 SH       OTHER                                    265510
JOHNSON & J.                   COM              478160104    19171   208661 SH       SOLE                    42715            165946
                                                              9149    99584 SH       OTHER                                     99584
MEDTRONIC INC                  COM              585055106    19619   551670 SH       SOLE                   107750            443920
                                                              7616   214160 SH       OTHER                                    214160
MERCK & CO                     COM              589331107    23284   359258 SH       SOLE                    80750            278508
                                                              9195   141868 SH       OTHER                                    141868
MGIC INVT CORP                 COM              552848103    20781   435199 SH       SOLE                   100490            334709
                                                              6556   137295 SH       OTHER                                    137295
MICROSOFT                      COM              594918104    47038   519394 SH       SOLE                    96125            423269
                                                             21336   235595 SH       OTHER                                    235595
MOLEX CLASS A                  COM              608554200    19239   594251 SH       SOLE                   125950            468301
                                                              5155   159214 SH       OTHER                                    159214
ROBERT HALF INT'L              COM              770323103     9342   393350 SH       SOLE                    92150            301200
                                                              1970    82960 SH       OTHER                                     82960
ROUSE COMPANY                  COM              779273101      156     6800 SH       SOLE                                       6800
                                                               334    14530 SH       OTHER                                     14530
SEALED AIR                     COM              81211k100    21921   427208 SH       SOLE                    96715            330493
                                                              7083   138028 SH       OTHER                                    138028
STERIS CORP.                   COM              859152100    12222   888900 SH       SOLE                   183290            705610
                                                              3846   279696 SH       OTHER                                    279696